Schedule of reserves (Details) - USD ($)		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Notes and other explanatory information [abstract]
Unlisted share option reserve		$ 2,741,457	$ 2,741,457
Share based payment reserve		15,381,555	5,734,601	3,912,367
Foreign currency translation reserve		(133,928)	(86,542)	(65,832)
Pre-Funded warrants reserve	[1]	$ 6,112,951

[1]	On June 18, 2025 the Company issued 5,677,139 prefunded warrants (“PFWs”) as part of a public offering. Each PFW entitles the holder to acquire one ordinary share for US$0.001 at any time until exercised. Refer Note 17 for further details.